ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 93.1%
Aerospace/Defense — 1.0%
AAR Corp.	6,215	$125,357
Aerovironment, Inc.*	1,433	101,499
Barnes Group, Inc.	2,103	79,451
Cubic Corp.	33,430	1,377,650
Mercury Systems, Inc.*	8,562	765,015
Moog, Inc., Class A*	1,762	95,659
National Presto Industries, Inc.	728	65,513
Park Aerospace Corp.	33,949	411,801
		3,021,945
Agriculture — 0.1%
Andersons, Inc., (The)	3,148	40,798
Darling Ingredients, Inc.*	8,943	208,461
Fresh Del Monte Produce, Inc.	993	24,716
Phibro Animal Health Corp., Class A	1,739	45,562
Universal Corp.	1,119	49,303
		368,840
Airlines — 0.1%
Allegiant Travel Co.*	418	44,538
SkyWest, Inc.*	8,137	260,953
		305,491
Apparel — 0.6%
Crocs, Inc.*	48,352	1,385,285
Kontoor Brands, Inc.*	2,389	34,927
Skechers U.S.A., Inc., Class A*	3,666	114,819
Steven Madden Ltd.*	4,833	113,672
		1,648,703
Auto Parts & Equipment — 1.2%
Dorman Products, Inc.*	1,452	101,524
Gentherm, Inc.*	3,355	136,549
Meritor, Inc.*	2,172	44,265
Methode Electronics, Inc.	12,995	407,393
Spartan Motors, Inc.	132,638	2,265,457
Unique Fabricating, Inc.*	165,959	536,031
		3,491,219
Banks — 7.3%
American River Bankshares	87,484	891,462
Atlantic Capital Bancshares, Inc.*	45,992	524,309
Bank of Commerce Holdings	119,850	914,455
Baycom Corp.*	18,538	244,331
Boston Private Financial Holdings, Inc.	1,991	13,678
Cadence BanCorp	40,376	325,834
Capital Bancorp, Inc.*	70,890	806,728
City Holding Co.	4,208	264,683
Civista Bancshares, Inc.	30,190	460,096
Columbia Banking System, Inc.	3,060	74,542
Community Bank System, Inc.	1,997	118,662
CVB Financial Corp.	8,715	170,030
Esquire Financial Holdings, Inc.*	73,445	1,258,113
Farmers National Bancorp	76,130	894,527
First BanCorp	46,257	253,026
First Bancshares, Inc., (The)	29,260	620,019
First Business Financial Services, Inc.	53,249	881,271
First Citizens BancShares, Inc., Class A	722	277,970
First Commonwealth Financial Corp.	11,374	93,039
First Financial Bankshares, Inc.	13,162	403,284
First Merchants Corp.	18,094	507,718
First Midwest Bancorp, Inc.	6,455	84,238
First Northwest Bancorp	61,250	830,550
Flagstar Bancorp, Inc.	2,203	64,548
Glacier Bancorp, Inc.	3,879	159,776
Great Western Bancorp, Inc.	6,152	87,604
HomeStreet, Inc.	2,570	61,217
Hope Bancorp, Inc.	15,347	145,720
Horizon Bancorp	70,517	723,504
Independent Bank Corp.	1,226	85,170
LCNB Corp.	58,865	875,323
Metropolitan Bank Holding Corp.*	29,020	812,560
Northeast Bank	78,900	1,353,924
OFG Bancorp	8,517	103,482
Orrstown Financial Services, Inc.	29,330	395,368
Parke Bancorp, Inc.	62,861	875,025
Preferred Bank	1,493	56,092
Premier Financial Bancorp, Inc.	75,747	1,004,405

S&T Bancorp, Inc.	2,474	55,022
Seacoast Banking Corp. of Florida*	24,959	542,858
Simmons First National Corp., Class A	3,735	64,055
Southside Bancshares, Inc.	4,513	127,267
Tompkins Financial Corp.	1,660	106,821
TriState Capital Holdings, Inc.*	28,542	426,703
Triumph Bancorp, Inc.*	28,652	703,407
TrustCo Bank Corp.	10,872	68,494
UMB Financial Corp.	3,164	162,250
United Community Banks, Inc.	5,713	111,689
Veritex Holdings, Inc.	8,901	155,946
Walker & Dunlop, Inc.	1,239	50,179
Webster Financial Corp.	6,667	188,676
West Bancorporation, Inc.	49,280	869,299
Westamerica Bancorp	2,698	159,128
		21,508,077
Beverages — 0.3%
Boston Beer Co., Inc., Class A, (The)*	1,465	827,329
Biotechnology — 5.7%
ANI Pharmaceuticals, Inc.*	2,383	74,016
Apellis Pharmaceuticals, Inc.*	18,432	620,974
Applied Therapeutics, Inc.*	25,101	1,142,598
Argenx SE, ADR*	9,282	2,035,543
BELLUS Health, Inc.*	19,919	208,950
Biohaven Pharmaceutical Holding Co. Ltd.*	7,330	457,905
Black Diamond Therapeutics, Inc.*	17,957	701,221
Crinetics Pharmaceuticals, Inc.*	12,654	206,766
Dicerna Pharmaceuticals, Inc.*	49,487	1,067,435
Eidos Therapeutics, Inc.*	6,239	305,150
Emergent BioSolutions, Inc.*	8,964	748,404
Epizyme, Inc.*	18,848	330,782
Gamida Cell Ltd.*	45,207	254,515
Guardant Health, Inc.*	3,397	307,055
Immunovant, Inc.*	30,041	770,852
Ligand Pharmaceuticals, Inc.*	3,978	404,046
Livongo Health, Inc.*	6,022	360,898
Mirati Therapeutics, Inc.*	9,619	954,109
Nektar Therapeutics*	5,506	119,480
NeoGenomics, Inc.*	22,628	603,941
Orchard Therapeutics PLC, ADR*	22,269	211,556
PTC Therapeutics, Inc.*	8,602	436,207
REGENXBIO, Inc.*	7,871	296,422
SpringWorks Therapeutics, Inc.*	31,113	1,184,472
Sutro Biopharma, Inc.*	11,415	114,264
Turning Point Therapeutics, Inc.*	12,183	843,673
Twist Bioscience Corp.*	27,771	1,053,909
Xencor, Inc.*	1,908	57,717
Xenon Pharmaceuticals, Inc.*	21,798	298,633
Y-mAbs Therapeutics, Inc.*	18,656	712,286
		16,883,779
Building Materials — 1.1%
AAON, Inc.	2,783	150,755
American Woodmark Corp.*	2,580	161,921
Armstrong World Industries, Inc.	11,655	878,670
Boise Cascade Co.	3,571	121,521
Gibraltar Industries, Inc.*	4,141	182,245
PGT Innovations, Inc.*	40,270	548,075
Simpson Manufacturing Co., Inc.	2,069	165,644
SPX Corp.*	4,521	180,750
Trex Co., Inc.*	4,930	592,192
UFP Industries, Inc.	8,103	370,550
		3,352,323
Chemicals — 0.4%
Axalta Coating Systems Ltd.*	16,818	388,664
Balchem Corp.	1,142	114,942
Chemours Co., (The)	9,276	121,609
GCP Applied Technologies, Inc.*	3,880	78,143
Innospec, Inc.	1,121	86,418
Rogers Corp.*	1,868	202,230
Stepan Co.	2,701	262,429
		1,254,435
Coal — 0.0%
Warrior Met Coal, Inc.	9,551	134,478
Commercial Services — 5.3%
Acacia Research Corp.*	238,410	617,482
American Public Education, Inc.*	1,140	35,830
AMN Healthcare Services, Inc.*	3,294	146,122
ARC Document Solutions, Inc.*	445,221	454,125
ASGN, Inc.*	2,386	146,954
Barrett Business Services, Inc.	30,458	1,544,221
BG Staffing, Inc.	85,080	888,235
Brink's Co., (The)	4,054	162,565
CAI International, Inc.*	63,220	1,189,168

Chegg, Inc.*	5,971	364,709
CRA International, Inc.	32,320	1,305,405
EVERTEC, Inc.	17,229	501,708
Forrester Research, Inc.*	938	29,453
FTI Consulting, Inc.*	3,407	410,407
Green Dot Corp., Class A*	4,948	188,915
HealthEquity, Inc.*	7,850	486,465
Heidrick & Struggles International, Inc.	2,031	45,048
Herc Holdings, Inc.*	13,444	383,154
HMS Holdings Corp.*	9,256	289,157
Insperity, Inc.	17,793	922,389
MarketAxess Holdings, Inc.	1,203	611,834
Medifast, Inc.	1,970	201,610
Monro Muffler Brake, Inc.	1,316	72,512
Progyny, Inc.*	25,324	632,087
Rent-A-Center, Inc.	3,409	86,793
Repay Holdings Corp.*	45,620	1,051,085
Sabre Corp.*	29,781	207,574
SP Plus Corp.*	20,477	417,117
Strategic Education, Inc.	2,810	476,660
Team, Inc.*	237	1,168
TechTarget, Inc.*	18,067	496,662
TriNet Group, Inc.*	4,728	254,035
TrueBlue, Inc.*	4,724	73,033
Universal Technical Institute, Inc.*	42,406	314,228
Vectrus, Inc.*	7,868	432,111
Viad Corp.*	20,039	367,515
		15,807,536
Computers — 2.6%
CACI International, Inc., Class A*	1,145	287,143
Computer Services, Inc.	25,738	1,285,356
DXC Technology Co.*	14,701	208,901
Endava PLC, SP ADR*	32,999	1,586,592
ExlService Holdings, Inc.*	1,497	91,572
Globant S.A.*	2,920	409,413
Insight Enterprises, Inc.*	2,176	111,542
Kornit Digital Ltd.*	8,857	414,065
MAXIMUS, Inc.	1,853	133,453
NCR Corp.*	45,289	817,466
Quantum Corp.*	112,320	404,352
Science Applications International Corp.	1,681	147,995
TTEC Holdings, Inc.	3,501	148,302
Virtusa Corp.*	12,611	379,213
Vocera Communications, Inc.*	17,268	338,971
WNS Holdings Ltd., ADR*	9,798	473,635
Zscaler, Inc.*	3,661	359,108
		7,597,079
Cosmetics/Personal Care — 0.6%
elf Beauty, Inc.*	63,135	1,082,134
Inter Parfums, Inc.*	12,988	602,773
		1,684,907
Distribution/Wholesale — 1.0%
Anixter International, Inc.*	1,549	148,255
Core-Mark Holding Co, Inc.	14,588	408,172
Manitex International, Inc.*	215,150	920,842
Pool Corp.	2,106	566,556
RESIDEO TECHNOLOGIES, Inc.*	19,988	141,115
ScanSource, Inc.*	1,700	41,905
SiteOne Landscape Supply, Inc.*	6,169	655,827
		2,882,672
Diversified Financial Services — 1.7%
Blucora, Inc.*	3,569	43,363
Cohen & Steers, Inc.	10,114	642,745
Encore Capital Group, Inc.*	3,458	109,861
Evercore Partners, Inc., Class A	9,055	499,021
Houlihan Lokey, Inc.	7,003	423,541
I3 Verticals, Inc., Class A*	32,533	938,902
Interactive Brokers Group, Inc., Class A	3,063	129,718
LendingTree, Inc.*	1,382	359,348
Moelis & Co., Class A	13,960	469,475
Silvercrest Asset Management Group, Inc., Class A	88,336	995,547
Virtus Investment Partners, Inc.	807	75,035
Waddell & Reed Financial, Inc., Class A	5,577	72,724
World Acceptance Corp.*	2,155	143,307
		4,902,587
Electric — 0.1%
ALLETE, Inc.	4,232	248,546
Avista Corp.	1,395	54,642
El Paso Electric Co.	1,366	92,847
		396,035
Electrical Components & Equipment — 0.8%
Encore Wire Corp.	1,848	89,240
Littelfuse, Inc.	1,079	175,327

nLight, Inc.*	60,387	1,301,944
Vicor Corp.*	13,992	853,232
		2,419,743
Electronics — 2.2%
Atkore International Group, Inc.*	19,092	512,429
Brady Corp., Class A	2,928	149,709
Coherent, Inc.*	1,014	147,243
Comtech Telecommunications Corp.	69,150	1,231,562
FARO Technologies, Inc.*	2,255	126,912
II-VI, Inc.*	3,812	181,184
Itron, Inc.*	12,808	825,091
Ituran Location and Control Ltd.*	27,021	462,329
nVent Electric PLC	31,652	580,181
OSI Systems, Inc.*	1,136	86,075
Plexus Corp.*	2,641	169,605
Sanmina Corp.*	6,648	176,903
SMTC Corp.*	82,540	244,318
SYNNEX Corp.*	830	88,520
TTM Technologies, Inc.*	8,548	98,900
Woodward, Inc.	7,393	507,012
ZAGG, Inc.*	260,678	778,124
		6,366,097
Energy-Alternate Sources — 1.2%
Enphase Energy, Inc.*	8,440	491,124
Plug Power, Inc.*	252,951	1,064,924
Renewable Energy Group, Inc.*	4,229	120,315
REX American Resources Corp.*	840	49,266
SolarEdge Technologies, Inc.*	1,052	149,279
Sunnova Energy International, Inc.*	34,952	524,280
TPI Composites, Inc.*	49,962	1,036,711
		3,435,899
Engineering & Construction — 1.7%
Aegion Corp.*	1,581	23,731
Arcosa, Inc.	9,365	357,462
Argan, Inc.	26,190	968,768
Comfort Systems USA, Inc.	24,230	896,510
EMCOR Group, Inc.	4,741	301,290
Exponent, Inc.	10,136	752,497
Mistras Group, Inc.*	37,250	150,490
MYR Group, Inc.*	5,139	148,055
Sterling Construction Co., Inc.*	62,570	566,258
TopBuild Corp.*	2,707	310,466
WillScot Corp.*	36,261	483,722
		4,959,249
Entertainment — 0.5%
Cinemark Holdings, Inc.*	12,536	188,416
GAN Ltd.*	54,388	1,190,553
Monarch Casino & Resort, Inc.*	3,215	129,050
Scientific Games Corp.*	6,167	97,007
		1,605,026
Environmental Control — 0.7%
Casella Waste Systems, Inc., Class A*	12,219	622,558
Harsco Corp.*	55,629	620,820
Tetra Tech, Inc.	3,198	252,322
US Ecology, Inc.*	20,902	703,770
		2,199,470
Food — 1.8%
B&G Foods, Inc.	10,026	232,804
BellRing Brands, Inc., Class A*	21,967	441,097
Grocery Outlet Holding Corp.*	14,188	522,260
Hostess Brands, Inc.*	137,570	1,661,158
Ingles Markets, Inc., Class A	19,436	828,168
J&J Snack Foods Corp.	681	87,597
Landec Corp.*	100,788	1,075,408
Sanderson Farms, Inc.	1,371	180,999
SpartanNash Co.	5,509	117,948
United Natural Foods, Inc.*	8,258	161,857
		5,309,296
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	2,737	79,291
Mercer International, Inc.	3,746	30,230
Schweitzer-Mauduit International, Inc.	6,314	191,883
		301,404
Gas — 0.2%
Northwest Natural Holding Co.	2,390	153,223
Southwest Gas Holdings, Inc.	1,157	87,874
Spire, Inc.	5,337	389,174
		630,271
Hand/Machine Tools — 0.7%
Colfax Corp.*	18,523	519,755
Franklin Electric Co., Inc.	1,896	96,165
Hurco Cos., Inc.	33,590	1,050,024
MSA Safety, Inc.	3,979	473,262
		2,139,206

Healthcare-Products — 4.8%
ABIOMED, Inc.*	1,453	325,327
Alphatec Holdings, Inc.*	95,493	424,944
AngioDynamics, Inc.*	3,193	32,600
Axonics Modulation Technologies, Inc.*	15,158	555,844
Castle Biosciences, Inc.*	23,547	904,911
Cerus Corp.*	52,387	325,847
CRH Medical Corp.*	489,593	944,914
Haemonetics Corp.*	3,260	357,557
ICU Medical, Inc.*	578	115,380
Inari Medical, Inc.*	6,615	291,060
Inspire Medical Systems, Inc.*	15,494	1,263,381
Insulet Corp.*	1,501	283,044
Integra LifeSciences Holdings Corp.*	3,088	160,916
Luminex Corp.	1,725	53,751
Masimo Corp.*	2,530	607,681
Merit Medical Systems, Inc.*	3,088	138,929
Natera, Inc.*	29,397	1,289,058
NuVasive, Inc.*	789	47,813
OraSure Technologies, Inc.*	5,505	80,043
OrthoPediatrics Corp.*	30,724	1,417,298
Repligen Corp.*	6,174	808,609
SeaSpine Holdings Corp.*	46,141	491,402
SI-BONE, Inc.*	35,853	627,069
Tactile Systems Technology, Inc.*	7,050	341,572
Tandem Diabetes Care, Inc.*	19,173	1,594,235
Varex Imaging Corp.*	3,610	67,724
West Pharmaceutical Services, Inc.	2,836	612,689
		14,163,598
Healthcare-Services — 1.9%
Addus HomeCare Corp.*	3,220	318,651
Amedisys, Inc.*	5,032	966,396
Catalent, Inc.*	7,174	557,635
Chemed Corp.	621	297,155
Community Health Systems, Inc.*	9,497	29,916
eHealth, Inc.*	5,046	658,099
Ensign Group, Inc., (The)	2,070	90,500
LHC Group, Inc.*	6,344	1,030,963
Pennant Group Inc., (The)*	2,221	56,613
Providence Service Corp., (The)*	2,212	178,066
RadNet, Inc.*	2,821	48,070
US Physical Therapy, Inc.	1,232	91,341
Vapotherm, Inc.*	50,399	1,342,125
		5,665,530
Home Builders — 1.9%
Century Communities, Inc.*	18,649	550,891
Installed Building Products, Inc.*	20,379	1,309,962
LCI Industries	2,012	199,047
LGI Homes, Inc.*	17,575	1,466,107
M/I Homes, Inc.*	5,874	196,662
MDC Holdings, Inc.	4,064	138,135
Skyline Corp.*	36,820	914,609
Winnebago Industries, Inc.	17,103	930,403
		5,705,816
Home Furnishings — 0.7%
iRobot Corp.*	968	71,361
Purple Innovation, Inc.*	55,914	801,807
Sleep Number Corp.*	2,991	93,230
Universal Electronics, Inc.*	23,010	1,040,972
		2,007,370
Household Products/Wares — 0.3%
Central Garden & Pet Co.*	1,283	47,073
Helen of Troy Ltd.*	3,539	643,815
WD-40 Co.	995	190,891
		881,779
Housewares — 0.3%
Lifetime Brands, Inc.	111,175	632,586
Toro Co., (The)	5,348	380,082
		1,012,668
Insurance — 2.9%
American Equity Investment Life Holding Co.	7,985	173,195
Axis Capital Holdings Ltd.	24,227	909,482
BRP Group, Inc., Class A*	36,058	447,119
Employers Holdings, Inc.	3,729	111,460
Goosehead Insurance, Inc., Class A*	12,297	737,205
HCI Group, Inc.	3,132	140,470
Heritage Insurance Holdings, Inc.	86,010	1,078,565
Horace Mann Educators Corp.	2,570	93,856
James River Group Holdings Ltd.	6,778	262,105
Kinsale Capital Group, Inc.	7,247	1,082,122
NMI Holdings, Inc., Class A*	5,160	79,283
Palomar Holdings, Inc.*	21,365	1,589,983

ProAssurance Corp.	3,146	43,415
RLI Corp.	1,478	116,703
Safety Insurance Group, Inc.	1,702	129,761
Selective Insurance Group, Inc.	3,866	202,772
Stewart Information Services Corp.	2,200	67,804
United Fire Group, Inc.	723	19,398
Universal Insurance Holdings, Inc.	3,636	64,939
White Mountains Insurance Group Ltd.	1,262	1,155,437
		8,505,074
Internet — 3.5%
8x8, Inc.*	4,788	69,618
Aspen Group, Inc.*	25,496	213,911
Bandwidth, Inc., Class A*	15,266	1,692,236
Cardlytics, Inc.*	20,624	1,404,288
EverQuote, Inc., Class A*	25,869	1,394,857
Fiverr International Ltd.*	15,904	1,035,669
HealthStream, Inc.*	2,267	51,642
Limelight Networks, Inc.*	198,961	982,867
Mimecast Ltd.*	7,672	320,536
Perficient, Inc.*	18,421	627,051
Q2 Holdings, Inc.*	3,774	311,808
Rubicon Project Inc., (The)*	106,449	667,435
Stamps.com, Inc.*	659	130,581
Upwork, Inc.*	32,594	405,469
US Auto Parts Network, Inc.*	62,734	437,256
Yelp, Inc.*	28,231	613,742
		10,358,966
Investment Companies — 0.2%
Grid Dynamics Holdings, Inc.*	86,781	691,645
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.*	2,110	11,014
Leisure Time — 1.4%
Callaway Golf Co.	4,678	71,667
Camping World Holdings, Inc., Class A	24,351	515,754
Fox Factory Holding Corp.*	20,295	1,463,473
Liberty TripAdvisor Holdings, Inc., Class A*	37,187	88,319
Lindblad Expeditions Holdings, Inc.*	57,519	451,524
Malibu Boats, Inc., Class A*	10,038	473,091
Nautilus, Inc.*	72,298	441,741
OneWater Marine, Inc., Class A*	24,029	354,428
Vista Outdoor, Inc.*	14,337	139,212
		3,999,209
Lodging — 0.4%
Boyd Gaming Corp.*	4,776	102,111
Extended Stay America, Inc.	89,719	1,031,768
		1,133,879
Machinery-Diversified — 1.6%
Albany International Corp., Class A	1,126	67,898
Applied Industrial Technologies, Inc.	1,045	60,610
Chart Industries, Inc.*	37,362	1,466,459
Columbus McKinnon Corp.	22,390	680,880
Curtiss-Wright Corp.	2,004	201,001
GrafTech International Ltd.	118,656	811,607
NN, Inc.	96,420	430,997
SPX FLOW, Inc.*	1,840	63,627
Tennant Co.	2,414	154,351
Twin Disc, Inc.*	141,120	774,749
		4,712,179
Media — 0.0%
Scholastic Corp.	2,456	72,206
Metal Fabricate/Hardware — 0.6%
AZZ, Inc.	1,964	62,180
Mueller Industries, Inc.	3,067	82,134
Northwest Pipe Co.*	64,490	1,618,054
Tredegar Corp.	1,259	19,276
		1,781,644
Mining — 0.1%
Astec Industries, Inc.	3,361	142,775
Century Aluminum Co.*	18,637	111,077
		253,852
Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc.*	14,217	1,079,923
EnPro Industries, Inc.	2,498	112,610
ESCO Technologies, Inc.	6,748	557,452
Fabrinet*	7,546	482,491
FreightCar America, Inc.*	105,280	126,336
John Bean Technologies Corp.	2,493	204,800
Materion Corp.	2,877	151,043
Myers Industries, Inc.	2,441	33,222
Proto Labs, Inc.*	1,026	129,635
Raven Industries, Inc.	16,705	358,322
Sturm Ruger & Co., Inc.	968	60,345
Trinseo SA	6,460	132,947
		3,429,126

Oil & Gas — 0.8%
Diamond Offshore Drilling, Inc.*	50,049	12,312
Evolution Petroleum Corp.	72,213	176,200
HollyFrontier Corp.	18,776	590,505
Murphy USA, Inc.*	3,972	461,149
Par Pacific Holdings, Inc.*	10,090	93,736
PBF Energy, Inc., Class A*	19,570	207,834
PDC Energy, Inc.*	21,646	263,648
Range Resources Corp.*	29,237	175,130
Southwestern Energy Co.*	112,602	338,932
		2,319,446
Oil & Gas Services — 0.6%
DMC Global, Inc.*	23,764	678,462
Natural Gas Services Group, Inc.*	104,900	656,674
Profire Energy, Inc.*	345,057	265,694
RPC, Inc.	24,639	78,352
		1,679,182
Packaging & Containers — 0.1%
TriMas Corp.*	13,356	315,869
Pharmaceuticals — 4.8%
Amphastar Pharmaceuticals, Inc.*	3,464	64,569
Axsome Therapeutics, Inc.*	13,019	1,002,203
Bioxcel Therapeutics, Inc.*	10,206	475,191
Collegium Pharmaceutical, Inc.*	19,569	431,496
Corcept Therapeutics, Inc.*	2,448	37,063
Cytokinetics, Inc.*	97,531	2,019,867
Eagle Pharmaceuticals, Inc.*	770	39,470
Enanta Pharmaceuticals, Inc.*	4,093	210,749
Global Blood Therapeutics, Inc.*	10,693	747,654
IMARA, Inc.*	8,681	290,727
Kala Pharmaceuticals, Inc.*	38,964	479,647
Kodiak Sciences, Inc.*	11,833	764,530
MERUS NV*	36,217	494,362
Momenta Pharmaceuticals, Inc.*	21,468	675,813
MyoKardia, Inc.*	16,471	1,684,819
Neogen Corp.*	2,310	164,518
Odonate Therapeutics, Inc.*	25,166	822,173
Premier, Inc., Class A*	55,476	1,930,010
Principia Biopharma, Inc.*	12,744	814,214
Revance Therapeutics, Inc.*	35,187	735,408
scPharmaceuticals, Inc.*	24,454	203,702
Vanda Pharmaceuticals, Inc.*	7,121	83,458
		14,171,643
Real Estate — 0.3%
Marcus & Millichap, Inc.*	9,615	265,085
Newmark Group, Inc., Class A	27,808	118,184
Redfin Corp.*	15,819	474,412
		857,681
REITS — 2.6%
Agree Realty Corp.	1,641	103,006
Alexander & Baldwin, Inc.*	11,176	127,518
Alpine Income Property Trust, Inc.	77,194	954,890
Apollo Commercial Real Estate Finance, Inc.	44,054	362,564
ARMOUR Residential REIT, Inc.	12,838	100,522
CareTrust REIT, Inc.	3,664	68,260
Community Healthcare Trust, Inc.	2,769	100,847
CoreSite Realty Corp.	1,355	169,131
EastGroup Properties, Inc.	2,590	301,088
Franklin Street Properties Corp.	7,053	37,663
Getty Realty Corp.	5,173	137,705
Global Medical REIT, Inc.	105,400	1,129,888
Great Ajax Corp.	93,115	763,544
Healthcare Realty Trust, Inc.	2,820	86,574
Invesco Mortgage Capital, Inc.	62,060	171,906
Investors Real Estate Trust	1,467	104,010
Kite Realty Group Trust	13,773	133,598
KKR Real Estate Finance Trust, Inc.	9,611	155,602
Lexington Realty Trust	12,112	117,729
LTC Properties, Inc.	1,083	39,865
Medical Properties Trust, Inc.	5,867	106,075
New York Mortgage Trust, Inc.*	183,589	381,865
NexPoint Residential Trust, Inc.	2,319	74,162
Office Properties Income Trust	2,730	69,042
PennyMac Mortgage Investment Trust	24,404	268,688
PS Business Parks, Inc.	1,242	165,981
Redwood Trust, Inc.	77,920	416,872
Retail Opportunity Investments Corp.*	28,261	265,371
Saul Centers, Inc.	783	23,788
Tanger Factory Outlet Centers, Inc.	48,794	300,083
Universal Health Realty Income Trust	3,469	323,970
Urstadt Biddle Properties, Inc., Class A	754	9,621
Xenia Hotels & Resorts, Inc.*	15,477	139,293
		7,710,721

Retail — 6.5%
Asbury Automotive Group, Inc.*	2,463	178,026
Aspen Aerogels, Inc.*	26,357	163,413
Big Lots, Inc.	21,515	833,706
BJ's Wholesale Club Holdings, Inc.*	63,722	2,293,992
Bloomin' Brands, Inc.*	20,453	233,369
Boot Barn Holdings, Inc.*	5,509	118,333
Buckle, Inc., (The)	4,527	63,740
Build-A-Bear Workshop, Inc.*	171,040	388,261
Cannae Holdings, Inc.*	76,755	2,826,887
Casey's General Stores, Inc.	1,888	301,570
Cracker Barrel Old Country Store, Inc.*	2,640	282,823
Dave & Buster's Entertainment, Inc.*	5,443	71,793
El Pollo Loco Holdings, Inc.*	9,027	125,205
FirstCash, Inc.	2,930	204,426
Five Below, Inc.*	3,696	386,786
Foundation Building Materials, Inc.*	7,247	96,530
Freshpet, Inc.*	12,486	963,670
GameStop Corp., Class A*	29,252	118,763
Group 1 Automotive, Inc.*	2,270	142,874
GrowGeneration Corp.*	27,644	182,727
J. Alexander's Holdings, Inc.*	44,156	187,221
Kura Sushi USA, Inc., Class A*	9,058	132,156
Lithia Motors, Inc., Class A	382	46,065
Lovesac Co., (The)*	40,353	738,863
MarineMax, Inc.*	11,147	212,127
MSC Industrial Direct Co, Inc., Class A	9,361	649,092
National Vision Holdings, Inc.*	17,127	458,661
Ollie's Bargain Outlet Holdings, Inc.*	6,017	550,255
Papa John's International, Inc.	9,632	750,237
PetIQ, Inc.*	22,954	704,229
PriceSmart, Inc.	343	18,652
RH*	2,399	520,319
Shoe Carnival, Inc.	25,219	655,442
Sonic Automotive, Inc., Class A	33,807	888,448
Sportsman's Warehouse Holdings, Inc.*	61,881	691,211
Texas Roadhouse, Inc.*	11,444	593,371
Waitr Holdings, Inc.*	116,985	288,953
Wingstop, Inc.	5,835	711,578
World Fuel Services Corp.	18,749	477,725
Zumiez, Inc.*	3,678	89,633
		19,341,132
Savings & Loans — 0.9%
Axos Financial, Inc.*	3,461	75,450
Brookline Bancorp, Inc.	9,875	91,838
Dime Community Bancshares, Inc.	7,566	109,177
Eagle Bancorp Montana, Inc.	24,570	424,815
FS Bancorp, Inc.	26,070	1,101,197
Northfield Bancorp, Inc.	2,613	28,560
Pacific Premier Bancorp, Inc.	8,033	173,673
Riverview Bancorp, Inc.	158,410	792,050
		2,796,760
Semiconductors — 4.9%
Advanced Energy Industries, Inc.*	2,466	164,803
Amtech Systems, Inc.*	193,648	1,014,715
AXT, Inc.*	282,704	1,495,504
Brooks Automation, Inc.	15,596	623,372
Cabot Microelectronics Corp.	1,581	229,024
Cirrus Logic, Inc.*	3,525	255,492
Cohu, Inc.*	94,650	1,425,429
CTS Corp.	1,146	24,456
FormFactor, Inc.*	22,097	556,181
Impinj, Inc.*	13,013	336,386
Inphi Corp.*	9,370	1,177,528
inTEST Corp.*	89,020	283,084
Kulicke & Soffa Industries, Inc.	6,419	143,529
Lattice Semiconductor Corp.*	19,356	481,384
MKS Instruments, Inc.	1,371	144,819
Monolithic Power Systems, Inc.	1,952	409,432
Onto Innovation, Inc.*	3,032	94,234
Photronics, Inc.*	7,595	91,064
Power Integrations, Inc.	3,164	342,819
Semtech Corp.*	17,181	913,685
Silicon Laboratories, Inc.*	5,345	500,613
Silicon Motion Technology Corp., ADR	14,568	656,580
SiTime Corp.*	29,964	893,227
Ultra Clean Holdings, Inc.*	105,282	2,182,496
Veeco Instruments, Inc.*	3,472	40,761
		14,480,617

Software — 6.6%
ACI Worldwide, Inc.*	28,939	798,138
Appfolio, Inc., Class A*	2,312	366,475
Appian Corp.*	8,599	489,799
Asure Software, Inc.*	204,932	1,266,480
Avalara, Inc.*	3,190	341,522
Avaya Holdings Corp.*	68,670	1,002,582
Blackbaud, Inc.*	1,749	102,509
Blackline, Inc.*	7,118	528,867
Bottomline Technologies de, Inc.*	2,442	123,565
CDK Global, Inc.	25,499	1,002,366
Cogent Communications Holdings, Inc.	1,297	99,247
Computer Programs & Systems, Inc.	28,664	634,048
CSG Systems International, Inc.	2,981	141,150
Ebix, Inc.	5,151	115,434
Elastic NV*	4,257	365,762
Everbridge, Inc.*	10,093	1,476,202
Fastly, Inc., Class A*	30,559	1,318,315
Five9, Inc.*	11,060	1,152,452
Glu Mobile, Inc.*	38,398	383,212
InnerWorkings, Inc.*	194,460	231,407
Intelligent Systems Corp.*	11,646	373,021
j2 Global, Inc.*	1,540	120,582
LivePerson, Inc.*	9,192	344,240
ManTech International Corp., Class A	2,301	178,880
Model N, Inc.*	15,693	504,059
Omnicell, Inc.*	7,704	515,475
Phreesia, Inc.*	19,781	579,979
Progress Software Corp.	5,306	214,362
PROS Holdings, Inc.*	18,182	708,189
Schrodinger, Inc.*	13,622	932,426
Smartsheet, Inc., Class A*	3,946	227,526
Smith Micro Software, Inc.*	61,500	261,375
SVMK, Inc.*	30,129	607,099
Tabula Rasa HealthCare, Inc.*	6,470	345,692
Take-Two Interactive Software, Inc.*	3,504	477,140
TiVo Corp.	5,483	33,392
Verra Mobility Corp.*	26,108	284,838
Workiva, Inc.*	11,210	499,293
Zovio, Inc.*	121,466	340,105
		19,487,205

Storage/Warehousing — 0.3%
Mobile Mini, Inc.	24,557	786,806
Telecommunications — 0.9%
ATN International, Inc.	1,889	112,206
Cincinnati Bell, Inc.*	2,642	38,917
Iridium Communications, Inc.*	9,628	221,444
Liberty Latin America Ltd., Class C*	92,028	883,469
LogMeIn, Inc.*	1,382	117,332
NetGear, Inc.*	2,616	67,310
One Stop Systems, Inc.*	154,992	263,486
ORBCOMM, Inc.*	59,009	161,685
Shenandoah Telecommunications Co.	451	23,727
Viavi Solutions, Inc.*	23,640	273,987
Vonage Holdings Corp.*	65,303	628,868
		2,792,431
Textiles — 0.5%
UniFirst Corp.	8,110	1,458,178
Transportation — 2.4%
Air Transport Services Group, Inc.*	116,764	2,515,097
ArcBest Corp.	7,779	174,172
Atlas Air Worldwide Holdings, Inc.*	10,736	419,348
CryoPort, Inc.*	12,121	297,813
Echo Global Logistics, Inc.*	6,531	135,192
Forward Air Corp.	9,439	468,929
Heartland Express, Inc.	3,583	78,468
Knight-Swift Transportation Holdings, Inc.	1,873	77,936
Marten Transport Ltd.	45,246	1,157,845
Matson, Inc.	3,674	104,966
PAM Transportation Services, Inc.*	21,609	754,154
Saia, Inc.*	8,526	924,559
		7,108,479
Water — 0.1%
American States Water Co.	1,758	144,174
California Water Service Group	1,969	92,543
		236,717
TOTAL COMMON STOCKS
(Cost $230,741,745)		275,361,518
SHORT-TERM INVESTMENTS - 6.9%
U.S. Bank Money Market Deposit Account, 0.13% (a)	20,276,702	20,276,702
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,276,702)		20,276,702
TOTAL INVESTMENTS - 100.0%
(Cost $251,018,447)		295,638,220
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(95,607)
NET ASSETS - 100.0%		$295,542,613

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2020.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

ADARA SMALLER COMPANIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$275,361,518	$275,361,518	$-	$-
Short-Term Investments	20,276,702	20,276,702	-	-
Total Investments*	$295,638,220	$295,638,220	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.